Risk Management (Details) - Schedule of Measurement Financial Instruments Denominated in a Foreign Currency - ZAR (R) R in Thousands	Feb. 29, 2024	Feb. 28, 2023
Schedule of Measurement Financial Instruments Denominated in a Foreign Currency [Line Items]
Total strengthening	R (11,219)	R (5,043)
Total weakening	11,219	5,043
USD [Member]
Schedule of Measurement Financial Instruments Denominated in a Foreign Currency [Line Items]
Total strengthening	(5,621)	(74)
Total weakening	5,621	74
EUR [Member]
Schedule of Measurement Financial Instruments Denominated in a Foreign Currency [Line Items]
Total strengthening	(8,931)	(7,687)
Total weakening	8,931	7,687
SGD [Member]
Schedule of Measurement Financial Instruments Denominated in a Foreign Currency [Line Items]
Total strengthening	3,333	2,718
Total weakening	R (3,333)	R (2,718)